Business Combination - Schedule of Preliminary Fair Value of Identifiable Assets and Assumed Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 162	$ 121	$ 123
Norstel AB [Member]
Business Acquisition [Line Items]
Property, plant and equipment	11
Technology in process	86
Net working capital	(2)
Goodwill	43
Total net assets at fair value	138
Purchase consideration	$ 138